Note 6. Investment in Elevated Industries (Details) (Elevated Industries [Member], USD $)	0 Months Ended
	Dec. 15, 2014	Dec. 31, 2014
Elevated Industries [Member]
Note 6. Investment in Elevated Industries (Details) [Line Items]
Profit Participation Agreement, Contribution, Maximum	$ 75,000
Equity Method Investments		$ 25,000